Consolidated Statements of Cash Flow ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (313,896)	$ (49,258)	¥ (92,041)	¥ (47,994)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	7,773	1,220	6,192	5,673
Deferred income tax (benefit) expense			184	(49)
Share-based compensation	121,131	19,009	54,857	14,747
Loss on disposal of intangible assets			72
Loss on disposal of property and equipment	820	129	456	28
Gain on disposal of long-term investment			(288)
Interest and investment income	(1,367)	(215)
Loss from an equity method investment	276	43	52	74
Impairment of long-lived assets	1,627	255
Allowance for doubtful accounts	56,517	8,869	13,313	619
Foreign exchange loss	827	130
Changes in operating assets and liabilities:
Accounts receivable	39,336	6,173	(134,678)	(39,035)
Unbilled revenue	2,800	439	4,281	(4,807)
Cost and estimated earnings in excess of billings			13,495	4,199
Inventories	(35,967)	(5,644)	(29,269)	(12,305)
Prepayments and other current assets	(12,972)	(2,036)	(5,001)	(5,771)
Amounts due from a related party	1,279	201	(2,639)
Other non-current assets			(16,155)	20
Accounts payable	(7,748)	(1,216)	26,611	10,358
Contract liabilities	7,051	1,106	(2,426)	4,011
Accrued expenses and other liabilities	11,370	1,784	7,667	14,187
Deferred income	(60)	(9)	3,720
Deferred government subsidies	(430)	(67)	(80)	(80)
Income taxes payable	4	1	(5)	5
Unrecognized tax benefits			(14)	602
Net cash flow used in operating activities	(121,629)	(19,086)	(151,696)	(55,518)
CASH FLOWS FROM INVESTING ACTIVITIES
Deconsolidation of a subsidiary			(54)
Purchase of short-term investments	(157,761)	(24,756)	(115,364)	(113,404)
Proceeds from maturities of short-term investments	140,756	22,088	71,996	105,730
Purchase of property and equipment	(15,645)	(2,455)	(8,742)	(2,740)
Proceeds from disposal of property and equipment			192
Acquisition of intangible assets	(51)	(8)	(337)	(999)
Cash paid for long-term investment	(700)	(110)
Loans to third parties			(53,900)
Repayment of loan to a third party			40,000
Loan to a related party				(425)
Repayment of loan to a related party				850
Net cash flow used in investing activities	(33,401)	(5,241)	(66,209)	(10,988)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank loans	10,000	1,569	15,000	5,000
Repayment of short-term bank loans	(15,000)	(2,354)	(5,000)	(5,000)
Proceeds from long-term bank loans	20,000	3,138
Proceeds from loans from a third parties				30,000
Repayment of loans from third parties	(5,000)	(785)	(2,000)	(5,000)
Proceeds from mandatorily redeemable non-controlling interests of a subsidiary			40,000
Proceeds from issuance of a subsidiary's equity to non-controlling interest holders			2,023
Shares issued upon vesting of restricted share units	2			5
Proceeds from IPO, net of issuance costs				252,861
Proceeds from issuance of Class A ordinary shares, net of issuance costs	256,945	40,320	7,313
Proceeds from issuance of Series C redeemable convertible preferred shares				47,436
Payment of underwriters' exercise of over-allotment option's issuance costs			(750)
Payment of issuance costs for IPO			(13,906)
Net cash provided by financing activities	266,947	41,888	42,680	325,302
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(5,067)	(794)	(6,264)	1,347
Net increase (decrease) in cash, cash equivalents and restricted cash	106,850	16,767	(181,489)	260,143
Cash, cash equivalents and restricted cash at the beginning of the year	140,173	21,996	321,662	61,519
Cash, cash equivalents and restricted cash at the end of the year	247,023	38,763	140,173	321,662
Supplemental disclosures of cash flow information:
Interest paid	1,178	185	342	249
Income taxes paid	342	54	40	130
Non-cash investing and financing activities:
Long-term loan from a third party settled by accounts receivable	25,000	3,923
Purchase of property and equipment included in Accrued expenses and other liabilities	1,228	193	4,967
Unpaid issuance costs for issuance of Class A ordinary shares pursuant to underwriters' exercise of overallotment option included in Accrued expenses and other liabilities			812
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents at the end of year	246,863	38,738	137,840	321,662
Restricted cash	160	$ 25	2,333
Total cash, cash equivalents and restricted cash in the statements of cash flows	¥ 247,023		140,173	321,662
Series C Convertible Redeemable Preferred Stock [Member]
Non-cash investing and financing activities:
Issuance costs			48	743
IPO [Member]
Non-cash investing and financing activities:
Issuance costs			¥ 821	¥ 14,727